Cover	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Entity File Number	000-21990
Entity Registrant Name	ONCOTELIC THERAPEUTICS, INC.
Entity Central Index Key	0000908259
Entity Tax Identification Number	13-3679168
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	29397 Agoura Road
Entity Address, Address Line Two	Suite 107
Entity Address, City or Town	Agoura Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91301
City Area Code	(650)
Local Phone Number	635-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false